CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 32.4	$ 19.4
Trade receivables	0.7	1.2
Prepaid expenses and other current assets	6.6	6.2
Total current assets	39.7	26.8
Non-current assets
Equity method investment	0.4	0.3
Vessels and equipment, net	823.8	853.0
Total non-current assets	824.2	853.3
Total assets	863.9	880.1
Current liabilities
Current portion of long-term debt	23.6	24.3
Trade payables	1.3	0.8
Accrued expenses	6.4	7.2
Unearned income	4.8	3.2
Other current liabilities	0.5	0.3
Total current liabilities	36.6	35.8
Non-current liabilities
Long-term debt	665.6	689.6
Total non-current liabilities	665.6	689.6
Total liabilities	702.2	725.4
Commitments and contingencies
Shareholders' equity
Common shares of par value $1.00 per share: authorized $140,010,000 (2024: $140,010,000) shares, issued and outstanding $46,650,000 (2024: $43,900,000) shares	46.7	43.9
Additional paid-in capital	27.4	14.4
Contributed surplus	50.3	76.8
Retained earnings	37.3	19.6
Total shareholders' equity	161.7	154.7
Total liabilities and shareholders' equity	$ 863.9	$ 880.1